Share Capital (Schedule Of Allocation Of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 302	$ 117	$ 372
Tax benefit recognized in respect of stock- based compensation expenses		27	142
Cost Of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	17		67
Selling And Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	25		85
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 260	$ 117	$ 220